UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06275

T. Rowe Price Balanced Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Balanced Fund

Investor Class (RPBAX)

This semi-annual shareholder report contains important information about Balanced Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund - Investor Class	$28	0.55%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,625,553
Number of Portfolio Holdings	1,582

Portfolio Turnover Rate	21.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	61.3%
Corporate Bonds	8.2
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.9
U.S. Government & Agency Mortgage-Backed Securities	7.5
Bond Mutual Funds	5.3
Equity Mutual Funds	4.2
Non-U.S. Government Mortgage-Backed Securities	2.1
Asset-Backed Securities	1.0
Short-Term and Other	2.5

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	5.3%
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.6
T. Rowe Price Real Assets Fund - I Class	4.2
Federal National Mortgage Assn.	4.0
Microsoft	3.1
NVIDIA	2.8
U.S. Treasury Bonds	2.6
Apple	2.2
Amazon.com	1.8
Alphabet	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F68-053 8/24

Balanced Fund

Investor Class (RPBAX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Balanced Fund

I Class (RBAIX)

This semi-annual shareholder report contains important information about Balanced Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund - I Class	$22	0.42%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,625,553
Number of Portfolio Holdings	1,582

Portfolio Turnover Rate	21.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	61.3%
Corporate Bonds	8.2
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.9
U.S. Government & Agency Mortgage-Backed Securities	7.5
Bond Mutual Funds	5.3
Equity Mutual Funds	4.2
Non-U.S. Government Mortgage-Backed Securities	2.1
Asset-Backed Securities	1.0
Short-Term and Other	2.5

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	5.3%
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.6
T. Rowe Price Real Assets Fund - I Class	4.2
Federal National Mortgage Assn.	4.0
Microsoft	3.1
NVIDIA	2.8
U.S. Treasury Bonds	2.6
Apple	2.2
Amazon.com	1.8
Alphabet	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F424-053 8/24

Balanced Fund

I Class (RBAIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPBAX Balanced Fund –
.
RBAIX Balanced Fund–
.
I Class

T. ROWE PRICE Balanced Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 25.22 $ 22.22 $ 28.20 $ 27.24 $ 24.94 $ 21.39
Investment
activities
Net investment
income
(1)(2)
0.28 0.51 0.43 0.37 0.40 0.48
Net realized and
unrealized gain/
loss 1.76 3.45 (5.29) 3.22 3.15 3.92
Total from
investment
activities 2.04 3.96 (4.86) 3.59 3.55 4.40
Distributions
Net investment
income (0.29) (0.52) (0.44) (0.38) (0.41) (0.50)
Net realized gain — (0.44) (0.68) (2.25) (0.84) (0.35)
Total distributions (0.29) (0.96) (1.12) (2.63) (1.25) (0.85)
NET ASSET
VALUE
End of period $ 26.97 $ 25.22 $ 22.22 $ 28.20 $ 27.24 $ 24.94

T. ROWE PRICE Balanced Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
8.10% 17.99% (17.26)% 13.36% 14.57% 20.74%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.60%
(4)
0.60% 0.61% 0.57% 0.58% 0.58%
Net expenses
after waivers/
payments by
Price Associates 0.55%
(4)
0.55% 0.57% 0.53% 0.55% 0.55%
Net investment
income 2.16%
(4)
2.15% 1.74% 1.27% 1.63% 2.03%
Portfolio turnover
rate 21.4% 40.9% 97.7% 91.9% 75.7% 53.3%
Net assets, end of
period (in millions) $2,588 $2,490 $2,318 $4,224 $4,087 $3,893
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Balanced Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 25.20 $ 22.21 $ 28.20 $ 27.23 $ 24.94 $ 21.39
Investment
activities
Net investment
income
(1)(2)
0.30 0.54 0.49 0.41 0.43 0.50
Net realized and
unrealized gain/
loss 1.76 3.44 (5.31) 3.22 3.14 3.94
Total from
investment
activities 2.06 3.98 (4.82) 3.63 3.57 4.44
Distributions
Net investment
income (0.31) (0.55) (0.49) (0.41) (0.44) (0.54)
Net realized gain — (0.44) (0.68) (2.25) (0.84) (0.35)
Total distributions (0.31) (0.99) (1.17) (2.66) (1.28) (0.89)
NET ASSET
VALUE
End of period $ 26.95 $ 25.20 $ 22.21 $ 28.20 $ 27.23 $ 24.94

T. ROWE PRICE Balanced Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
8.17% 18.10% (17.12)% 13.51% 14.67% 20.94%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.47%
(4)
0.47% 0.47% 0.45% 0.46% 0.46%
Net expenses
after waivers/
payments by
Price Associates 0.42%
(4)
0.42% 0.43% 0.41% 0.43% 0.43%
Net investment
income 2.30%
(4)
2.28% 2.02% 1.39% 1.74% 2.11%
Portfolio turnover
rate 21.4% 40.9% 97.7% 91.9% 75.7% 53.3%
Net assets, end of
period (in millions) $2,038 $1,889 $1,669 $1,173 $871 $734
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Balanced Fund
June 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  1.0%
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  2,100,000 1,962
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 582,500 581
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 6.435%, 12/26/31 (1) 224,287 225
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 184,261 177
CarMax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  1,205,000 1,163
CarMax Auto Owner Trust
Series 2023-3, Class A3
5.28%, 5/15/28  735,000 734
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  580,000 581
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  105,000 104
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,715,000 1,565
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 195,000 195
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 235,000 235
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 3,170,000 2,937
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 649,688 608
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 1,199,700 1,092
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 1,501,500 1,312

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 464,460 469
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 373,435 377
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.823%, 1/17/37 (1) 1,385,000 1,388
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 1,665,000 1,574
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 2,565,000 2,544
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,275,000 1,210
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class D
1.91%, 9/16/27  1,355,000 1,352
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 1,680,788 1,687
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 250,000 250
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 6.856%, 4/22/37 (1) 1,350,000 1,356
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 6.698%, 7/15/35 (1) 1,160,000 1,158
JPMorgan Chase Bank
Series 2021-2, Class C
0.969%, 12/26/28 (1) 48,352 48
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 7.079%, 1/15/36 (1) 1,075,000 1,086
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.619%, 10/15/32 (1) 1,205,000 1,206
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 7.057%, 10/18/33 (1) 1,210,000 1,212

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (1) 515,448 492
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 461,718 446
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 286,917 260
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 165,000 165
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 6.972%, 11/15/36 (1) 1,405,000 1,417
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 145,000 145
Progress Residential Trust
Series 2024-SFR4, Class A
3.10%, 7/9/29 (1) 2,505,000 2,258
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B
6.451%, 12/15/32 (1) 798,384 799
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 180,000 180
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 175,000 175
SCF Equipment Leasing
Series 2024-1A, Class C
5.82%, 9/20/32 (1) 390,000 390
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 400,000 406
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 1,555,686 1,360
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.876%, 4/25/37 (1) 2,220,000 2,225
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 315,473 306

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 757,802 694
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 1,540,008 1,358
Synchrony Card Funding
Series 2023-A1, Class A
5.54%, 7/15/29  585,000 589
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 184,699 185
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 385,863 388
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 170,000 171
Total Asset-Backed Securities (Cost $46,050) 44,797
BOND MUTUAL FUNDS  5.3%
T. Rowe Price Inflation Protected Bond Fund - I Class,
6.97% (2)(3) 2,125,949 22,195
T. Rowe Price Institutional High Yield Fund - Institutional Class,
7.09% (2)(3) 27,167,594 210,549
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 6.89% (2)(3) 2,306,888 10,842
Total Bond Mutual Funds (Cost $261,638) 243,586
COMMON STOCKS  61.3%
COMMUNICATION SERVICES  4.7%
Diversified Telecommunication Services  0.4%
BT Group (GBP) (4) 2,685,551 4,761
KT (KRW)  126,340 3,424
Nippon Telegraph & Telephone (JPY)  8,809,200 8,330
Verizon Communications  15,267 630
17,145
Entertainment  0.5%
Netflix (5) 26,398 17,815
Sea, ADR (5) 22,636 1,617
Walt Disney  14,500 1,440
20,872

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Interactive Media & Services  3.1%
Alphabet, Class A  117,628 21,426
Alphabet, Class C  332,984 61,076
LY (JPY)  746,300 1,802
Meta Platforms, Class A  110,408 55,670
NAVER (KRW)  23,694 2,851
Tencent Holdings (HKD)  36,100 1,713
144,538
Media  0.3%
Comcast, Class A  170,201 6,665
CyberAgent (JPY)  375,200 2,352
WPP (GBP)  569,435 5,214
14,231
Wireless Telecommunication Services  0.4%
T-Mobile U.S.  104,994 18,498
18,498
Total Communication Services 215,284
CONSUMER DISCRETIONARY  5.9%
Automobile Components  0.4%
Aptiv  (5) 3,174 224
Autoliv , SDR (SEK)  46,486 4,960
Denso (JPY)  354,900 5,540
Dowlais Group (GBP)  1,184,819 1,094
Magna International (4) 86,900 3,641
Stanley Electric (JPY)  96,500 1,729
17,188
Automobiles  0.7%
General Motors  7,287 339
Honda Motor (JPY)  178,800 1,922
Rivian Automotive, Class A (4)(5) 21,426 287
Suzuki Motor (JPY)  342,800 3,957
Tesla (5) 87,851 17,384
Toyota Motor (JPY)  523,300 10,737
34,626
Broadline Retail  1.9%
Alibaba Group Holding, ADR  17,123 1,233
Amazon.com (5) 420,151 81,194
Next (GBP)  50,068 5,714
88,141

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diversified Consumer Services  0.0%
Service Corp International  13,187 938
938
Hotels, Restaurants & Leisure  1.3%
Airbnb, Class A (5) 7,886 1,196
Amadeus IT Group (EUR) (4) 73,726 4,906
Booking Holdings  2,889 11,445
Chipotle Mexican Grill (5) 150,123 9,405
Compass Group (GBP)  297,469 8,104
Domino's Pizza  1,858 959
DoorDash , Class A (5) 16,480 1,793
Hilton Worldwide Holdings  17,239 3,761
Las Vegas Sands  20,308 899
Marriott International, Class A  5,133 1,241
McDonald's  38,863 9,904
Norwegian Cruise Line Holdings (5) 114,835 2,158
Royal Caribbean Cruises (5) 7,366 1,174
Starbucks  4,684 365
Wingstop 1,627 688
Wynn Resorts  6,371 570
Yum! Brands  4,200 556
59,124
Household Durables  0.3%
NVR (5) 201 1,525
Panasonic Holdings (JPY)  452,300 3,718
Persimmon (GBP)  169,611 2,878
Sony Group (JPY)  88,400 7,534
15,655
Specialty Retail  0.9%
AutoZone (5) 2,091 6,198
Bath & Body Works  5,133 200
Burlington Stores (5) 2,639 633
Carvana  (5) 48,610 6,257
Home Depot  25,362 8,731
Kingfisher (GBP)  1,713,853 5,374
Lowe's  7,703 1,698
O'Reilly Automotive (5) 1,163 1,228
Ross Stores  31,669 4,602
TJX  38,444 4,233
Tractor Supply  6,252 1,688
Ulta Beauty (5) 800 309
41,151

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury Goods  0.4%
Cie Financiere Richemont , Class A (CHF)  29,053 4,541
Kering (EUR)  9,483 3,449
Lululemon Athletica  (5) 3,638 1,087
Moncler (EUR)  73,707 4,521
NIKE, Class B  20,491 1,544
Samsonite International (HKD)  763,500 2,276
17,418
Total Consumer Discretionary 274,241
CONSUMER STAPLES  4.0%
Beverages  0.8%
Coca-Cola  231,086 14,708
Constellation Brands, Class A  4,539 1,168
Diageo (GBP)  172,893 5,428
Heineken (EUR)  66,525 6,436
Keurig Dr Pepper  115,146 3,846
Kirin Holdings (JPY) (4) 154,300 1,993
Monster Beverage (5) 9,744 487
PepsiCo  21,469 3,541
37,607
Consumer Staples Distribution & Retail  0.8%
Costco Wholesale  6,491 5,517
Dollar General  32,691 4,323
Dollar Tree (5) 39,600 4,228
Seven & i Holdings (JPY)  454,200 5,551
Sysco  4,500 321
Target  8,153 1,207
Walmart  209,036 14,154
Welcia Holdings (JPY)  66,900 834
36,135
Food Products  0.7%
Barry Callebaut (CHF)  1,155 1,883
Kraft Heinz  9,208 297
Mondelez International, Class A  83,642 5,473
Nestle (CHF)  193,212 19,722
Tyson Foods, Class A  4,365 249
Wilmar International (SGD)  1,692,300 3,859
31,483
Household Products  0.7%
Colgate-Palmolive  134,486 13,051
Kimberly-Clark  2,500 345

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Procter & Gamble  108,257 17,854
31,250
Personal Care Products  0.9%
Kenvue 964,787 17,540
L'Oreal (EUR)  15,559 6,848
Puig Brands, Class B (EUR) (5) 78,799 2,203
Unilever (GBP)  281,025 15,425
42,016
Tobacco  0.1%
Altria Group  6,029 275
Philip Morris International  31,866 3,229
3,504
Total Consumer Staples 181,995
ENERGY  2.7%
Energy Equipment & Services  0.5%
Halliburton  289,149 9,768
Schlumberger  256,044 12,080
21,848
Oil, Gas & Consumable Fuels  2.2%
Chesapeake Energy  2,953 243
Chevron  54,731 8,561
ConocoPhillips  134,277 15,359
Devon Energy  10,100 479
Diamondback Energy  25,909 5,187
EOG Resources  11,739 1,478
EQT  211,868 7,835
Equinor (NOK)  345,752 9,904
Exxon Mobil  135,388 15,586
Hess  8,416 1,241
Kinder Morgan  123,106 2,446
Marathon Petroleum  10,375 1,800
Phillips 66  3,333 470
Range Resources  239,468 8,029
Shell, ADR  117,506 8,481
Suncor Energy  8,153 311
Targa Resources  6,900 888
TotalEnergies (EUR)  188,510 12,621
Valero Energy  3,548 556
Williams  54,278 2,307
103,782
Total Energy 125,630

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS  10.1%
Banks  3.2%
ANZ Group Holdings (AUD)  189,790 3,566
Bank of America  470,996 18,731
BNP Paribas (EUR)  64,902 4,151
Citigroup  138,954 8,818
DBS Group Holdings (SGD)  162,800 4,288
DNB Bank (NOK)  470,293 9,227
East West Bancorp  24,016 1,759
Fifth Third Bancorp  28,209 1,029
HDFC Bank (INR)  238,689 4,824
Huntington Bancshares  128,825 1,698
ING Groep (EUR)  660,350 11,347
Intesa Sanpaolo (EUR)  1,338,922 4,976
JPMorgan Chase  143,617 29,048
KeyCorp  117,200 1,665
Mitsubishi UFJ Financial Group (JPY)  656,900 7,089
National Bank of Canada (CAD)  94,593 7,503
PNC Financial Services Group  11,505 1,789
Popular  2,200 194
Standard Chartered (GBP)  505,302 4,563
Sumitomo Mitsui Trust Holdings (JPY)  115,108 2,645
Svenska Handelsbanken , Class A (SEK)  524,802 5,015
Truist Financial  8,886 345
United Overseas Bank (SGD)  278,900 6,433
Wells Fargo  122,000 7,246
Western Alliance Bancorp  4,791 301
148,250
Capital Markets  1.5%
Ares Management, Class A  6,867 915
Bank of New York Mellon  17,867 1,070
BlackRock  1,268 998
Blackstone  4,900 607
Bridgepoint Group (GBP)  691,482 1,910
Brookfield (CAD)  118,844 4,943
Cboe Global Markets  6,366 1,083
Charles Schwab  225,838 16,642
CME Group  17,910 3,521
CVC Capital Partners (EUR) (5) 142,327 2,612
FactSet Research Systems  300 122
Goldman Sachs Group  23,428 10,597
Intercontinental Exchange  10,807 1,479

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Julius Baer Group (CHF)  81,465 4,556
KKR  12,090 1,272
LPL Financial Holdings  1,234 345
Macquarie Group (AUD)  32,088 4,366
Moody's  2,800 1,179
Morgan Stanley  46,600 4,529
MSCI  1,469 708
S&P Global  10,004 4,462
Tradeweb Markets, Class A  7,775 824
68,740
Consumer Finance  0.3%
Ally Financial  16,900 670
American Express  49,071 11,362
Discover Financial Services  5,531 724
12,756
Financial Services  2.5%
Adyen (EUR) (5) 2,410 2,862
ANT Group, Acquisition Date: 8/14/23, Cost $411 (5)(6)(7) 411,083 414
Apollo Global Management  4,844 572
Berkshire Hathaway, Class B (5) 75,280 30,624
Challenger (AUD)  325,045 1,515
Corebridge Financial  127,239 3,705
Corpay  (5) 13,979 3,724
Equitable Holdings  14,118 577
Fiserv (5) 112,861 16,821
Global Payments  10,808 1,045
Mastercard , Class A  45,965 20,278
Mitsubishi HC Capital (JPY)  368,200 2,436
Visa, Class A  112,850 29,620
Voya Financial  16,200 1,153
115,346
Insurance  2.6%
AIA Group (HKD)  691,000 4,675
Allstate  48,076 7,676
American International Group  26,505 1,968
AXA (EUR)  358,924 11,762
Axis Capital Holdings  3,944 279
Chubb  46,821 11,943
Definity Financial (CAD)  69,486 2,285
Hartford Financial Services Group  20,054 2,016
Mandatum (EUR)  141,858 634
Marsh & McLennan  22,282 4,695

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MetLife  128,401 9,012
Muenchener Rueckversicherungs-Gesellschaft (EUR)  29,480 14,739
Progressive  16,539 3,435
RenaissanceRe Holdings  5,080 1,135
Sampo , Class A (EUR)  147,195 6,348
Storebrand (NOK)  503,026 5,136
Sun Life Financial (CAD)  116,250 5,700
Tokio Marine Holdings (JPY)  276,000 10,372
Travelers  31,544 6,414
Zurich Insurance Group (CHF)  14,911 7,943
118,167
Total Financials 463,259
HEALTH CARE  8.2%
Biotechnology  0.4%
AbbVie  22,830 3,916
Amgen  9,781 3,056
Argenx , ADR (5) 7,600 3,268
Biogen (5) 3,554 824
Genmab (DKK) (5) 9,413 2,359
Gilead Sciences  8,111 556
Moderna  (5) 1,263 150
Regeneron Pharmaceuticals (5) 1,570 1,650
Vertex Pharmaceuticals (5) 5,186 2,431
18,210
Health Care Equipment & Supplies  1.2%
Abbott Laboratories  13,058 1,357
Alcon (CHF)  43,663 3,881
Becton Dickinson & Company  7,785 1,819
Boston Scientific (5) 18,318 1,411
Dexcom  (5) 11,628 1,318
Edwards Lifesciences (5) 17,794 1,644
Elekta , Class B (SEK)  341,076 2,127
EssilorLuxottica (EUR)  22,036 4,735
GE HealthCare Technologies  32,755 2,552
Hologic  (5) 40,767 3,027
IDEXX Laboratories (5) 800 390
Intuitive Surgical (5) 29,157 12,970
Koninklijke Philips (EUR) (5) 211,988 5,331
Medtronic  10,172 801
Siemens Healthineers (EUR)  120,553 6,943
Stryker  17,759 6,043

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zimmer Biomet Holdings  13,963 1,515
57,864
Health Care Providers & Services  2.1%
Cardinal Health  4,537 446
Cencora 47,907 10,794
Cigna Group  21,552 7,124
Elevance Health  45,455 24,630
Fresenius (EUR) (5) 128,834 3,849
HCA Healthcare  11,668 3,749
Humana  8,886 3,320
McKesson  2,629 1,535
Molina Healthcare (5) 2,480 737
Tenet Healthcare (5) 52,925 7,041
UnitedHealth Group  66,523 33,878
97,103
Life Sciences Tools & Services  0.8%
Charles River Laboratories International (5) 800 165
Danaher  54,388 13,589
Evotec (EUR) (4)(5) 100,331 962
ICON (5) 2,095 657
IQVIA Holdings (5) 769 162
Mettler -Toledo International (5) 400 559
Repligen  (5) 4,500 567
Revvity 44,800 4,698
Thermo Fisher Scientific  30,009 16,595
37,954
Pharmaceuticals  3.7%
Astellas Pharma (JPY)  556,100 5,486
AstraZeneca, ADR  362,775 28,293
Bayer (EUR)  93,584 2,638
Bristol-Myers Squibb  49,200 2,043
Chugai Pharmaceutical (JPY)  93,100 3,315
Elanco Animal Health (5) 42,200 609
Eli Lilly  42,077 38,096
GSK, ADR (4) 48,292 1,859
Johnson & Johnson  133,157 19,462
Merck  89,027 11,021
Novartis (CHF)  114,036 12,142
Novo Nordisk, ADR  9,515 1,358
Novo Nordisk, Class B (DKK)  108,316 15,498
Otsuka Holdings (JPY) (4) 52,400 2,214
Pfizer  23,406 655

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Roche Holding (CHF)  38,622 10,701
Sanofi (EUR)  117,777 11,359
Sanofi, ADR  5,500 267
Shionogi (JPY)  48,300 1,881
Viatris 72,782 774
Zoetis  19,342 3,353
173,024
Total Health Care 384,155
INDUSTRIALS & BUSINESS SERVICES  6.5%
Aerospace & Defense  1.1%
Boeing (5) 24,962 4,543
General Dynamics  22,555 6,544
General Electric  90,464 14,381
Howmet Aerospace  10,812 839
Huntington Ingalls Industries  591 146
L3Harris Technologies  32,930 7,396
Lockheed Martin  789 369
Melrose Industries (GBP)  779,278 5,427
Northrop Grumman  2,111 920
RTX  9,889 993
Safran (EUR)  35,132 7,404
TransDigm Group  2,838 3,626
52,588
Air Freight & Logistics  0.1%
FedEx  19,457 5,834
5,834
Building Products  0.1%
Carrier Global  17,397 1,097
Johnson Controls International  9,223 613
Trane Technologies  2,654 873
2,583
Commercial Services & Supplies  0.4%
Cintas  3,220 2,255
Copart  (5) 15,962 864
Element Fleet Management (CAD) (4) 414,535 7,542
Republic Services  21,726 4,222
Veralto 5,934 567
Waste Connections  5,982 1,049
Waste Management  2,300 491
16,990

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Construction & Engineering  0.1%
Worley (AUD)  405,136 4,034
4,034
Electrical Equipment  1.2%
ABB (CHF)  198,062 10,983
AMETEK  44,022 7,339
Emerson Electric  4,300 474
GE Vernova  (5) 26,713 4,581
Hubbell  2,300 841
Legrand (EUR)  64,269 6,379
Mitsubishi Electric (JPY)  440,200 7,054
Prysmian (EUR)  137,795 8,507
Rockwell Automation  31,270 8,608
Vertiv Holdings, Class A  3,200 277
55,043
Ground Transportation  0.8%
Canadian National Railway  5,478 647
Central Japan Railway (JPY)  135,100 2,929
CSX  342,191 11,446
JB Hunt Transport Services  2,188 350
Norfolk Southern  24,777 5,319
Old Dominion Freight Line  41,932 7,405
Saia (5) 1,543 732
Uber Technologies (5) 41,010 2,981
Union Pacific  30,417 6,882
38,691
Industrial Conglomerates  0.9%
DCC (GBP)  52,286 3,649
Honeywell International  34,030 7,267
Roper Technologies  10,272 5,790
Siemens (EUR)  136,154 25,342
42,048
Machinery  1.0%
Caterpillar  2,571 857
Cummins  31,800 8,806
Deere  14,549 5,436
Dover  23,869 4,307
Esab 3,105 293
IDEX  19,316 3,886
Ingersoll Rand  10,032 911
KION Group (EUR)  65,358 2,730
Sandvik (SEK)  238,451 4,792

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SMC (JPY)  4,000 1,906
Stanley Black & Decker  22,290 1,781
THK (JPY)  97,000 1,740
Westinghouse Air Brake Technologies  56,931 8,998
Xylem  500 68
46,511
Passenger Airlines  0.0%
Southwest Airlines  13,538 387
United Airlines Holdings (5) 6,300 307
694
Professional Services  0.3%
Broadridge Financial Solutions  2,176 429
Equifax  2,435 590
Recruit Holdings (JPY)  109,100 5,870
TechnoPro Holdings (JPY) (4) 160,600 2,631
Teleperformance (EUR)  19,086 2,016
Verisk Analytics  3,300 890
12,426
Trading Companies & Distributors  0.5%
Ashtead Group (GBP)  45,742 3,050
Bunzl (GBP)  115,900 4,403
Ferguson  14,439 2,796
Mitsubishi (JPY)  191,700 3,768
SiteOne Landscape Supply (5) 1,800 219
Sumitomo (JPY)  264,700 6,650
20,886
Total Industrials & Business Services 298,328
INFORMATION TECHNOLOGY  15.0%
Communications Equipment  0.2%
Arista Networks (5) 2,603 912
Cisco Systems  42,598 2,024
LM Ericsson, Class B (SEK) (4) 732,322 4,546
7,482
Electronic Equipment, Instruments & Components  0.8%
Amphenol, Class A  102,974 6,937
Hamamatsu Photonics (JPY)  75,500 2,028
Keysight Technologies (5) 54,457 7,447
Largan Precision (TWD)  19,000 1,604
Murata Manufacturing (JPY)  158,500 3,282
Omron (JPY)  45,600 1,579
TE Connectivity  73,649 11,079

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Teledyne Technologies (5) 2,353 913
Zebra Technologies, Class A (5) 3,170 979
35,848
IT Services  0.4%
Accenture, Class A  13,926 4,225
Gartner (5) 500 224
International Business Machines  7,195 1,244
MongoDB (5) 7,129 1,782
Nomura Research Institute (JPY)  118,800 3,358
NTT Data Group (JPY)  311,900 4,608
Shopify, Class A (5) 57,199 3,778
Snowflake, Class A (5) 5,986 809
20,028
Semiconductors & Semiconductor Equipment  6.5%
Advanced Micro Devices (5) 35,088 5,692
Analog Devices  26,805 6,119
Applied Materials  16,806 3,966
ASML Holding (EUR)  19,466 19,839
ASML Holding  7,883 8,062
Broadcom  17,801 28,580
Entegris 8,433 1,142
First Solar (5) 902 203
Intel  151,160 4,681
KLA  4,066 3,352
Lam Research  8,312 8,851
Lattice Semiconductor (5) 4,139 240
Microchip Technology  6,766 619
Micron Technology  59,580 7,837
Monolithic Power Systems  6,093 5,007
NVIDIA  1,046,088 129,234
NXP Semiconductors  42,387 11,406
QUALCOMM  32,927 6,558
Renesas Electronics (JPY)  184,100 3,491
Taiwan Semiconductor Manufacturing (TWD)  768,969 22,783
Taiwan Semiconductor Manufacturing, ADR  16,793 2,919
Teradyne  5,600 830
Texas Instruments  66,783 12,991
Tokyo Electron (JPY)  32,000 7,005
301,407
Software  4.6%
Adobe (5) 7,998 4,443
Atlassian , Class A (5) 7,921 1,401

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Autodesk (5) 5,462 1,352
BILL Holdings (5) 12,595 663
Cadence Design Systems (5) 5,313 1,635
Canva , Acquisition Date: 8/16/21 - 12/17/21, Cost $668 (5)(6)
(7) 392 418
Confluent, Class A (5) 23,755 702
Crowdstrike Holdings, Class A (5) 7,516 2,880
Datadog , Class A (5) 8,376 1,086
Descartes Systems Group (5) 3,942 382
Dynatrace  (5) 10,200 456
Fair Isaac (5) 599 892
Fortinet (5) 41,207 2,484
Gen Digital  55,738 1,392
Gusto, Acquisition Date: 10/4/21, Cost $216 (5)(6)(7) 7,517 140
Intuit  12,962 8,519
Microsoft  317,639 141,969
Oracle  19,500 2,753
Palo Alto Networks (5) 2,109 715
Salesforce  21,431 5,510
SAP (EUR)  55,230 11,094
ServiceNow  (5) 17,178 13,513
Synopsys (5) 16,438 9,782
Workday, Class A (5) 1,339 299
214,480
Technology Hardware, Storage & Peripherals  2.5%
Apple  490,910 103,395
Pure Storage, Class A (5) 7,080 455
Samsung Electronics (KRW)  183,584 10,805
Western Digital (5) 9,779 741
115,396
Total Information Technology 694,641
MATERIALS  2.2%
Chemicals  1.0%
Air Liquide (EUR)  41,845 7,222
Akzo Nobel (EUR)  56,617 3,451
Asahi Kasei (JPY)  339,800 2,182
BASF (EUR)  71,289 3,446
CF Industries Holdings  9,830 729
Covestro (EUR) (5) 66,282 3,885
Johnson Matthey (GBP)  139,170 2,760
Linde  30,483 13,376
Mosaic  111,300 3,217

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nutrien  (4) 19,688 1,002
RPM International  1,312 141
Sherwin-Williams  11,839 3,533
Umicore (EUR)  108,333 1,630
46,574
Construction Materials  0.1%
Martin Marietta Materials  6,146 3,330
Vulcan Materials  3,544 881
4,211
Containers & Packaging  0.2%
Amcor, CDI (AUD)  143,128 1,417
Ball  13,031 782
International Paper  152,483 6,580
Packaging Corp. of America  3,752 685
9,464
Metals & Mining  0.8%
Agnico Eagle Mines (4) 6,849 448
Antofagasta (GBP)  229,599 6,102
BHP Group (AUD)  120,793 3,452
BHP Group (GBP)  170,705 4,865
Franco-Nevada  24,693 2,927
Freeport-McMoRan  123,039 5,980
IGO (AUD)  437,530 1,638
Pilbara Minerals (AUD)  1,269,683 2,583
South32 (AUD)  1,088,164 2,640
Southern Copper  17,145 1,847
Steel Dynamics  7,445 964
Wheaton Precious Metals (4) 53,419 2,800
36,246
Paper & Forest Products  0.1%
Stora Enso, Class R (EUR)  239,471 3,270
West Fraser Timber (4) 8,798 676
3,946
Total Materials 100,441
REAL ESTATE  0.8%
Health Care Real Estate Investment Trusts  0.0%
Welltower , REIT  10,831 1,129
1,129
Industrial Real Estate Investment Trusts  0.1%
Prologis, REIT  31,830 3,575

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rexford Industrial Realty, REIT  22,425 1,000
4,575
Office Real Estate Investment Trusts  0.0%
Great Portland Estates (GBP)  429,585 1,820
1,820
Real Estate Management & Development  0.2%
CBRE Group, Class A (5) 3,750 334
CoStar Group (5) 4,294 319
Mitsui Fudosan (JPY)  752,100 6,922
7,575
Residential Real Estate Investment Trusts  0.1%
American Homes 4 Rent, Class A, REIT  8,019 298
AvalonBay Communities, REIT  2,708 560
Camden Property Trust, REIT  1,400 153
Equity LifeStyle Properties, REIT  47,764 3,111
Essex Property Trust, REIT  3,109 846
Sun Communities, REIT  3,890 468
5,436
Retail Real Estate Investment Trusts  0.1%
Kimco Realty, REIT  17,152 334
Regency Centers, REIT  4,400 274
Scentre Group (AUD)  2,124,311 4,403
Simon Property Group, REIT  2,038 309
5,320
Specialized Real Estate Investment Trusts  0.3%
American Tower, REIT  8,664 1,684
CubeSmart , REIT  6,407 289
Equinix , REIT  2,109 1,596
Extra Space Storage, REIT  988 153
Public Storage, REIT  24,696 7,104
Weyerhaeuser, REIT  147,402 4,185
15,011
Total Real Estate 40,866
UTILITIES  1.2%
Electric Utilities  0.5%
Constellation Energy  39,912 7,993
Exelon  7,300 253
FirstEnergy  17,742 679
NextEra Energy  76,684 5,430
PG&E  116,872 2,040
PPL  5,700 158

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Southern  18,263 1,417
Xcel Energy  109,200 5,832
23,802
Gas Utilities  0.1%
Atmos Energy  25,400 2,963
Beijing Enterprises Holdings (HKD)  195,500 656
3,619
Independent Power & Renewable Electricity
Producers  0.1%
Electric Power Development (JPY)  182,600 2,855
Vistra 5,719 492
3,347
Multi-Utilities  0.5%
Ameren  79,014 5,618
CenterPoint Energy  32,563 1,009
Dominion Energy  21,527 1,055
Engie (EUR)  605,713 8,674
National Grid (GBP)  605,314 6,759
NiSource  27,900 804
23,919
Total Utilities 54,687
Total Common Stocks (Cost $1,347,524) 2,833,527
CONVERTIBLE PREFERRED STOCKS  0.0%
INFORMATION TECHNOLOGY  0.0%
Software  0.0%
Canva , Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $43 (5)(6)(7) 25 27
Canva , Series A-3, Acquisition Date: 12/17/21, Cost $4 (5)(6)(7) 2 2
Databricks , Series G, Acquisition Date: 2/1/21, Cost $229 (5)
(6)(7) 3,879 285
Databricks , Series H, Acquisition Date: 8/31/21, Cost $625 (5)
(6)(7) 8,505 625
Databricks , Series I, Acquisition Date: 9/14/23, Cost $112 (5)
(6)(7) 1,526 112
Gusto, Series E, Acquisition Date: 7/13/21, Cost $317 (5)(6)(7) 10,431 194
Total Information Technology 1,245
Total Convertible Preferred Stocks (Cost $1,330) 1,245

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CORPORATE BONDS  8.2%
AbbVie, 2.95%, 11/21/26  920,000 877
AbbVie, 3.20%, 5/14/26  420,000 406
AbbVie, 4.50%, 5/14/35  1,900,000 1,792
AbbVie, 4.70%, 5/14/45  915,000 818
AbbVie, 4.80%, 3/15/29  1,260,000 1,255
ABN AMRO Bank, 4.75%, 7/28/25 (1) 940,000 927
AerCap Ireland Capital, 2.45%, 10/29/26  935,000 872
AerCap Ireland Capital, 5.75%, 6/6/28  1,840,000 1,854
AerCap Ireland Capital, 6.15%, 9/30/30  225,000 232
AerCap Ireland Capital, 6.50%, 7/15/25  365,000 368
AHS Hospital, 5.024%, 7/1/45  1,600,000 1,520
AIA Group, 3.20%, 3/11/25 (1) 1,020,000 1,005
AIB Group, VR, 6.608%, 9/13/29 (1)(8) 650,000 669
Alcon Finance, 2.60%, 5/27/30 (1) 1,300,000 1,129
Alexandria Real Estate Equities, 3.95%, 1/15/27  655,000 632
Allstate, 5.55%, 5/9/35  1,000,000 1,015
Ally Financial, 2.20%, 11/2/28  700,000 606
Altria Group, 2.35%, 5/6/25  415,000 404
Amazon.com, 2.80%, 8/22/24  1,055,000 1,050
Amazon.com, 3.875%, 8/22/37  1,645,000 1,443
Ameren, 5.70%, 12/1/26  1,820,000 1,833
America Movil , 2.875%, 5/7/30  2,525,000 2,226
America Movil , 6.375%, 3/1/35  300,000 321
American Express, VR, 6.489%, 10/30/31 (8) 2,785,000 2,959
American Honda Finance, 0.75%, 8/9/24  2,335,000 2,323
American Honda Finance, 5.65%, 11/15/28  1,655,000 1,696
Amgen, 2.77%, 9/1/53  447,000 267
Amphenol, 5.05%, 4/5/29  895,000 894
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  2,120,000 2,130
APA Infrastructure, 4.25%, 7/15/27 (1) 620,000 599
Appalachian Power, 4.45%, 6/1/45  2,450,000 1,969
AT&T, 2.25%, 2/1/32  1,400,000 1,133
AT&T, 3.50%, 6/1/41  680,000 520
Atlassian , 5.25%, 5/15/29  575,000 572
Atmos Energy, 4.15%, 1/15/43  1,500,000 1,266
AutoZone, 3.125%, 4/21/26  650,000 625
AutoZone, 5.05%, 7/15/26  2,690,000 2,678
Avolon Holdings Funding, 5.75%, 3/1/29 (1) 3,175,000 3,139
Banco Santander, 3.49%, 5/28/30  200,000 178
Banco Santander Chile, 2.70%, 1/10/25 (1) 1,322,000 1,299
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand , 5.375%, 4/17/25 (1) 1,110,000 1,106

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bank of America, 4.20%, 8/26/24  600,000 598
Bank of America, 6.11%, 1/29/37  900,000 934
Bank of America, 6.75%, 6/1/28  700,000 734
Bank of America, VR, 2.299%, 7/21/32 (8) 2,240,000 1,837
Bank of America, VR, 2.676%, 6/19/41 (8) 3,450,000 2,396
Bank of America, Series N, VR, 2.651%, 3/11/32 (8) 2,325,000 1,967
Bank of Montreal, 2.65%, 3/8/27  2,035,000 1,907
Bank of New York Mellon, VR, 6.474%, 10/25/34 (8) 1,885,000 2,030
Banner Health, 1.897%, 1/1/31  670,000 556
Barclays, VR, 2.852%, 5/7/26 (8) 1,880,000 1,830
Barclays, VR, 5.674%, 3/12/28 (8) 750,000 748
BAT Capital, 4.39%, 8/15/37  1,385,000 1,168
BAT Capital, 5.834%, 2/20/31  810,000 819
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 1,540,000 1,583
Baylor Scott & White Holdings, 3.967%, 11/15/46  1,850,000 1,513
Becton Dickinson & Company, 2.823%, 5/20/30  1,380,000 1,211
Becton Dickinson & Company, 3.70%, 6/6/27  1,956,000 1,877
Berkshire Hathaway Energy, 5.15%, 11/15/43  1,350,000 1,270
BlackRock Funding, 4.70%, 3/14/29  785,000 781
BNP Paribas, VR, 2.219%, 6/9/26 (1)(8) 1,315,000 1,272
BNP Paribas, VR, 2.871%, 4/19/32 (1)(8) 3,100,000 2,596
Boardwalk Pipelines, 4.45%, 7/15/27  385,000 374
Boardwalk Pipelines, 4.95%, 12/15/24  780,000 777
Booking Holdings, 3.65%, 3/15/25  1,515,000 1,496
Boston Properties, 3.65%, 2/1/26  1,165,000 1,124
BPCE, 4.50%, 3/15/25 (1) 1,000,000 987
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1) 1,110,000 1,027
Bristol-Myers Squibb, 5.10%, 2/22/31  490,000 490
Brixmor Operating Partnership, 3.90%, 3/15/27  565,000 542
Brixmor Operating Partnership, 4.125%, 6/15/26  1,220,000 1,187
Burlington Northern Santa Fe, 4.375%, 9/1/42  1,400,000 1,217
Burlington Northern Santa Fe, 6.15%, 5/1/37  650,000 699
Cameron LNG, 2.902%, 7/15/31 (1) 575,000 491
Cameron LNG, 3.701%, 1/15/39 (1) 475,000 379
Canadian National Railway, 5.85%, 11/1/33  1,155,000 1,212
Canadian Natural Resources, 2.95%, 7/15/30  1,700,000 1,485
Canadian Pacific Railway, 1.75%, 12/2/26  930,000 857
Canadian Pacific Railway, 3.50%, 5/1/50  1,695,000 1,208
Capital One Financial, 3.65%, 5/11/27  1,215,000 1,161
Capital One Financial, VR, 6.051%, 2/1/35 (8) 365,000 365
Cardinal Health, 3.41%, 6/15/27 (4) 1,570,000 1,489
Cardinal Health, 3.75%, 9/15/25  1,005,000 985
Carvana , 12.00%, 12/1/28, (12.00% PIK) (1)(9) 269,995 291

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Carvana , 13.00%, 6/1/30, (13.00% PIK) (1)(9) 406,741 446
Carvana , 14.00%, 6/1/31, (14.00% PIK) (1)(9) 482,955 543
Caterpillar Financial Services, 5.00%, 5/14/27  3,320,000 3,327
CBRE Services, 5.50%, 4/1/29  555,000 557
Celulosa Arauco y Constitucion , 4.20%, 1/29/30 (1)(4) 505,000 468
Charter Communications Operating, 3.70%, 4/1/51  1,425,000 867
Charter Communications Operating, 4.908%, 7/23/25  569,000 564
Citigroup, VR, 2.976%, 11/5/30 (8) 2,750,000 2,440
Citigroup, VR, 4.075%, 4/23/29 (8) 2,000,000 1,916
CMS Energy, 4.70%, 3/31/43  840,000 730
CMS Energy, 4.875%, 3/1/44  1,200,000 1,096
CNO Global Funding, 2.65%, 1/6/29 (1) 3,255,000 2,831
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (1) 2,400,000 2,188
Comcast, 4.15%, 10/15/28  2,455,000 2,375
CommonSpirit Health, 2.76%, 10/1/24  960,000 952
CommonSpirit Health, 2.782%, 10/1/30  755,000 651
Corebridge Financial, 4.40%, 4/5/52  4,505,000 3,541
Cox Communications, 2.95%, 10/1/50 (1) 2,775,000 1,634
CRH America Finance, 3.95%, 4/4/28 (1) 2,600,000 2,493
Crown Castle, 2.25%, 1/15/31  1,440,000 1,186
Crown Castle, 2.90%, 3/15/27  735,000 690
Crown Castle Towers, 3.663%, 5/15/25 (1) 485,000 475
Cummins, 4.90%, 2/20/29  320,000 319
CVS Health, 1.875%, 2/28/31  1,745,000 1,388
CVS Health, 2.70%, 8/21/40  660,000 432
Daimler Trucks Finance North America, 3.65%, 4/7/27 (1) 2,155,000 2,062
Danske Bank, VR, 3.244%, 12/20/25 (1)(8) 2,940,000 2,901
Danske Bank, VR, 5.705%, 3/1/30 (1)(8) 395,000 395
Discover Bank, 2.70%, 2/6/30  2,000,000 1,704
Discover Financial Services, 3.75%, 3/4/25  590,000 581
DTE Energy, 5.10%, 3/1/29  2,570,000 2,546
Duke Energy, 2.65%, 9/1/26  640,000 605
Duke Energy, 3.75%, 9/1/46  500,000 363
Duke Energy, 4.85%, 1/5/27  2,660,000 2,638
Elevance Health, 4.65%, 1/15/43  915,000 792
Enbridge, 4.25%, 12/1/26  590,000 576
Enbridge, 5.625%, 4/5/34  770,000 766
Enbridge, 6.20%, 11/15/30  345,000 360
Enbridge Energy Partners, 5.50%, 9/15/40  245,000 236
Energy Transfer, 3.75%, 5/15/30  765,000 699
Energy Transfer, 5.25%, 4/15/29  1,225,000 1,220
Eni, 5.50%, 5/15/34 (1) 735,000 732
Enterprise Products Operating, 4.60%, 1/11/27  2,830,000 2,798

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Equitable Financial Life Global Funding, 1.40%, 7/7/25 (1) 780,000 746
ERAC USA Finance, 3.85%, 11/15/24 (1) 435,000 432
ERAC USA Finance, 4.50%, 2/15/45 (1) 505,000 436
Essex Portfolio, 2.65%, 3/15/32  1,430,000 1,185
Exelon, 5.15%, 3/15/29  590,000 589
Fidelity National Financial, 4.50%, 8/15/28  2,065,000 1,990
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (8) 460,000 471
First American Financial, 4.60%, 11/15/24  415,000 413
FirstEnergy Transmission, 4.35%, 1/15/25 (1) 1,310,000 1,297
Fiserv, 3.20%, 7/1/26  1,100,000 1,055
Fiserv, 5.45%, 3/15/34  2,035,000 2,011
Ford Motor Credit, 7.122%, 11/7/33  640,000 676
Foundry JV Holdco, 6.15%, 1/25/32 (1) 705,000 716
GATX, 6.05%, 3/15/34  1,675,000 1,709
General Motors, 4.00%, 4/1/25  1,120,000 1,105
General Motors Financial, 2.40%, 4/10/28  3,205,000 2,873
George Washington University, Series 2014, 4.30%, 9/15/44  975,000 867
Georgia Power, 5.004%, 2/23/27  685,000 684
Goldman Sachs Group, 6.75%, 10/1/37  700,000 755
Goldman Sachs Group, VR, 2.615%, 4/22/32 (8) 1,300,000 1,093
Goldman Sachs Group, VR, 2.908%, 7/21/42 (8) 1,710,000 1,198
Hasbro, 3.00%, 11/19/24  1,550,000 1,535
HCA, 4.125%, 6/15/29  1,895,000 1,791
HCA, 4.375%, 3/15/42  775,000 629
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 1,020,000 1,004
Healthcare Realty Holdings, 3.625%, 1/15/28  1,075,000 991
Healthpeak OP, 2.125%, 12/1/28  655,000 578
Healthpeak OP, 2.875%, 1/15/31  360,000 309
High Street Funding Trust I, 4.111%, 2/15/28 (1) 1,800,000 1,700
HSBC Bank USA, 5.875%, 11/1/34  950,000 993
HSBC Holdings, VR, 5.719%, 3/4/35 (4)(8) 1,145,000 1,152
HSBC Holdings, VR, 7.399%, 11/13/34 (8) 1,445,000 1,557
Humana, 2.15%, 2/3/32  1,145,000 912
Humana, 3.70%, 3/23/29  1,120,000 1,046
Humana, 5.95%, 3/15/34  830,000 850
Hyundai Capital America, 2.00%, 6/15/28 (1)(4) 2,435,000 2,146
Hyundai Capital America, 5.35%, 3/19/29 (1) 240,000 239
Hyundai Capital America, 6.50%, 1/16/29 (1) 420,000 439
Iberdrola International, 6.75%, 9/15/33  1,000,000 1,043
Icon Investments Six, 5.849%, 5/8/29  290,000 294
Illinois Tool Works, 3.90%, 9/1/42 (4) 1,200,000 996
Ingersoll Rand, 5.176%, 6/15/29  3,515,000 3,509

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Intercontinental Exchange, 5.25%, 6/15/31  1,500,000 1,508
IQVIA, 6.25%, 2/1/29  730,000 751
Jackson National Life Global Funding, 1.75%, 1/12/25 (1) 3,430,000 3,354
JDE Peet's , 1.375%, 1/15/27 (1) 2,240,000 2,025
John Deere Capital, 2.125%, 3/7/25  1,955,000 1,913
John Deere Capital, 4.50%, 1/8/27  1,330,000 1,315
JPMorgan Chase, VR, 2.956%, 5/13/31 (8) 3,820,000 3,340
JPMorgan Chase, VR, 5.299%, 7/24/29 (8) 3,125,000 3,137
Kilroy Realty, 3.45%, 12/15/24  1,350,000 1,333
Kilroy Realty, 4.375%, 10/1/25  480,000 470
L3Harris Technologies, 3.832%, 4/27/25  570,000 561
Liberty Mutual Group, 4.85%, 8/1/44 (1) 1,700,000 1,470
Lloyds Banking Group, VR, 5.462%, 1/5/28 (8) 1,015,000 1,013
MassMutual Global Funding II, 5.10%, 4/9/27 (1) 2,340,000 2,342
Mayo Clinic, Series 2013, 4.00%, 11/15/47  1,500,000 1,246
McDonald's, 1.45%, 9/1/25  940,000 899
MedStar Health, Series 20A, 3.626%, 8/15/49  905,000 676
Microchip Technology, 5.05%, 3/15/29  805,000 796
Micron Technology, 4.185%, 2/15/27  880,000 856
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 2,640,000 2,540
Mississippi Power, 3.95%, 3/30/28  1,435,000 1,380
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25  2,200,000 2,151
Mohawk Industries, 5.85%, 9/18/28  1,385,000 1,411
Mondelez International, 4.75%, 2/20/29  2,970,000 2,934
Moody's, 2.00%, 8/19/31 (4) 2,195,000 1,785
Morgan Stanley, 4.30%, 1/27/45  1,150,000 980
Morgan Stanley, 6.25%, 8/9/26  755,000 768
Morgan Stanley, VR, 3.217%, 4/22/42 (8) 1,445,000 1,077
Morgan Stanley, VR, 5.656%, 4/18/30 (8) 3,540,000 3,606
Motorola Solutions, 5.00%, 4/15/29  800,000 794
National Bank of Canada, 5.60%, 12/18/28  2,560,000 2,583
NextEra Energy Capital Holdings, 2.44%, 1/15/32  1,895,000 1,563
NextEra Energy Capital Holdings, 5.749%, 9/1/25  680,000 682
NiSource, 3.49%, 5/15/27  1,730,000 1,652
NiSource, 3.95%, 3/30/48  1,775,000 1,347
Nucor, 2.70%, 6/1/30  455,000 400
Nucor, 3.95%, 5/1/28  1,996,000 1,907
Nutrien , 4.00%, 12/15/26  830,000 801
Omnicom Group, 3.60%, 4/15/26  830,000 803
O'Reilly Automotive, 3.60%, 9/1/27  1,825,000 1,737
O'Reilly Automotive, 5.75%, 11/20/26  390,000 393
Owens Corning, 5.70%, 6/15/34  995,000 1,001
PACCAR Financial, 0.90%, 11/8/24  2,875,000 2,829

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PACCAR Financial, 5.00%, 5/13/27  2,885,000 2,891
Pacific Gas & Electric, 2.10%, 8/1/27  1,340,000 1,209
Packaging Corp. of America, 3.65%, 9/15/24  785,000 781
PayPal Holdings, 2.40%, 10/1/24  2,720,000 2,697
Perrigo Finance Unlimited, 5.15%, 6/15/30  1,510,000 1,389
Pioneer Natural Resources, 1.125%, 1/15/26  755,000 707
PPL Capital Funding, 3.10%, 5/15/26  2,200,000 2,113
Principal Financial Group, 3.40%, 5/15/25  2,460,000 2,413
Public Storage Operating, 1.95%, 11/9/28  1,210,000 1,066
Realty Income, 3.10%, 12/15/29  2,130,000 1,917
Realty Income, 3.95%, 8/15/27  1,490,000 1,436
RELX Capital, 3.00%, 5/22/30 (4) 945,000 848
Republic Services, 3.375%, 11/15/27  1,045,000 990
Republic Services, 5.00%, 12/15/33  2,235,000 2,185
RGA Global Funding, 5.448%, 5/24/29 (1) 1,630,000 1,637
Rogers Communications, 3.625%, 12/15/25  610,000 592
Rogers Communications, 4.50%, 3/15/42  2,935,000 2,467
Roper Technologies, 2.95%, 9/15/29  380,000 342
Roper Technologies, 3.80%, 12/15/26  1,085,000 1,049
Ross Stores, 1.875%, 4/15/31  450,000 368
Sabine Pass Liquefaction, 4.20%, 3/15/28  1,335,000 1,287
Sabine Pass Liquefaction, 4.50%, 5/15/30  560,000 537
Santander Holdings USA, VR, 2.49%, 1/6/28 (8) 1,365,000 1,257
Santander Holdings USA, VR, 6.342%, 5/31/35 (8) 725,000 728
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28 (8) 1,605,000 1,481
SBA Tower Trust, 2.836%, 1/15/25 (1) 1,135,000 1,115
Sempra, 3.30%, 4/1/25  835,000 820
Simon Property Group, 2.65%, 2/1/32  1,810,000 1,512
Simon Property Group, 3.80%, 7/15/50  1,865,000 1,382
Skandinaviska Enskilda Banken , 5.125%, 3/5/27 (1) 2,800,000 2,796
Solventum , 5.40%, 3/1/29 (1) 1,660,000 1,652
Southern, 5.70%, 3/15/34  1,540,000 1,561
Southern California Edison, 5.15%, 6/1/29  2,775,000 2,775
Spectra Energy Partners, 3.375%, 10/15/26  480,000 461
Standard Chartered, VR, 1.822%, 11/23/25 (1)(8) 2,005,000 1,972
Standard Chartered, VR, 2.608%, 1/12/28 (1)(8) 1,000,000 925
Standard Chartered, VR, 5.688%, 5/14/28 (1)(8) 640,000 636
T-Mobile USA, 5.75%, 1/15/34  1,860,000 1,910
Tampa Electric, 6.15%, 5/15/37  1,000,000 1,031
Teachers Insurance & Annuity Assn. of America, 4.90%,
9/15/44 (1) 1,800,000 1,594
Texas Instruments, 1.375%, 3/12/25 (4) 650,000 632
Thomson Reuters, 3.35%, 5/15/26  405,000 390

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Time Warner Cable, 6.55%, 5/1/37  450,000 426
Time Warner Cable, 6.75%, 6/15/39  530,000 511
TJX, 1.60%, 5/15/31  375,000 302
Toronto-Dominion Bank, 4.994%, 4/5/29  2,795,000 2,771
TotalEnergies Capital International, 2.986%, 6/29/41  2,630,000 1,900
Toyota Motor Credit, 4.80%, 1/5/26  2,935,000 2,920
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  1,645,000 1,415
Transurban Finance, 2.45%, 3/16/31 (1) 1,445,000 1,203
Transurban Finance, 3.375%, 3/22/27 (1) 395,000 374
Transurban Finance, 4.125%, 2/2/26 (1) 335,000 326
Travelers, 6.25%, 6/15/37  750,000 806
Trinity Health, 4.125%, 12/1/45  725,000 606
UBS Group, VR, 2.593%, 9/11/25 (1)(8) 2,095,000 2,080
United Airlines PTT, Series 2019-1, Class AA, 4.15%, 8/25/31  890,349 828
UnitedHealth Group, 3.75%, 7/15/25  645,000 635
UnitedHealth Group, 4.70%, 4/15/29  3,125,000 3,096
Verizon Communications, 2.10%, 3/22/28  460,000 413
Verizon Communications, 2.65%, 11/20/40  2,470,000 1,700
Verizon Communications, 4.00%, 3/22/50  2,000,000 1,576
VMware, 1.40%, 8/15/26  3,125,000 2,873
Vodafone Group, 4.25%, 9/17/50  775,000 612
Vodafone Group, 4.875%, 6/19/49  2,045,000 1,793
Volkswagen Group of America Finance, 3.35%, 5/13/25 (1)(4) 1,395,000 1,368
Volkswagen Group of America Finance, 6.45%, 11/16/30 (1) 2,015,000 2,115
Vulcan Materials, 4.50%, 6/15/47  590,000 488
Walt Disney, 3.70%, 10/15/25  525,000 516
Warnermedia Holdings, 5.05%, 3/15/42  1,570,000 1,271
Waste Connections, 3.20%, 6/1/32  2,315,000 2,009
Weibo, 3.50%, 7/5/24  1,390,000 1,392
Wells Fargo, VR, 2.393%, 6/2/28 (8) 3,915,000 3,611
Wells Fargo, VR, 3.068%, 4/30/41 (8) 3,995,000 2,929
Wells Fargo, VR, 6.303%, 10/23/29 (8) 905,000 938
Westpac New Zealand, 5.195%, 2/28/29 (1) 1,855,000 1,852
Williams, 5.10%, 9/15/45  1,735,000 1,575
Willis North America, 4.50%, 9/15/28  1,370,000 1,326
Woodside Finance, 3.70%, 9/15/26 (1) 738,000 710
Woodside Finance, 3.70%, 3/15/28 (1) 1,187,000 1,117
Workday, 3.70%, 4/1/29  750,000 702
WP Carey, 3.85%, 7/15/29  1,470,000 1,368
WPP Finance 2010, 3.75%, 9/19/24  1,310,000 1,302
Total Corporate Bonds (Cost $409,199) 379,609

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
EQUITY MUTUAL FUNDS  4.2%
T. Rowe Price Real Assets Fund - I Class (2) 13,700,128 195,364
Total Equity Mutual Funds (Cost $170,665) 195,364
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.4%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 510,000 469
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (1) 2,645,000 2,348
Province of Alberta Canada, 4.50%, 1/24/34  2,760,000 2,689
Province of British Columbia Canada, 4.20%, 7/6/33  2,648,000 2,525
Province of Manitoba Canada, 4.30%, 7/27/33  2,595,000 2,506
Republic of Panama, 3.298%, 1/19/33  2,100,000 1,635
Republic of Poland, 3.25%, 4/6/26  1,030,000 1,000
United Mexican States, 2.659%, 5/24/31  3,439,000 2,830
United Mexican States, 3.50%, 2/12/34  2,315,000 1,887
Total Foreign Government Obligations & Municipalities
(Cost $19,934) 17,889
MUNICIPAL SECURITIES  0.8%
California  0.2%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  2,900,000 2,294
California, Build America, GO, 7.625%, 3/1/40  2,200,000 2,609
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33 (10) 695,000 695
Los Angeles Airport, Series C, Build America, 7.053%, 5/15/40  1,000,000 1,156
Univ. of California Regents, Series J, 4.131%, 5/15/45  365,000 326
7,080
Georgia  0.1%
Fulton County, Build America, GO, 5.148%, 7/1/39  2,665,000 2,620
2,620
Illinois  0.0%
Chicago O'Hare Int'l Airport, Series B, Build America, 6.395%,
1/1/40  755,000 812
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%,
1/1/30  975,000 857
Illinois Toll Highway Auth., Series A, Build America, 6.184%,
1/1/34  470,000 492
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  500,000 513
2,674

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Maryland  0.1%
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
4.665%, 7/1/36  1,800,000 1,739
1,739
Michigan  0.1%
Detroit City School Dist., Qualified School Construction Bonds,
GO, 6.645%, 5/1/29  2,000,000 2,122
2,122
New Jersey  0.0%
New Jersey Turnpike Auth., Series F, Build America, 7.414%,
1/1/40  415,000 487
487
New York  0.0%
Metropolitan Transportation Auth., Build America, 7.336%,
11/15/39  240,000 284
Metropolitan Transportation Auth., Series A-1, Build America,
5.871%, 11/15/39  700,000 721
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Build America, 5.508%, 8/1/37  950,000 946
New York City Water & Sewer System, Build America, 6.011%,
6/15/42  245,000 255
New York State Dormitory Auth., Series F, Build America,
5.628%, 3/15/39  1,300,000 1,318
Port Auth. of New York & New Jersey, 3.139%, 2/15/51  800,000 591
Port Auth. of New York & New Jersey, Series 182, 5.31%,
8/1/46  1,400,000 1,394
5,509
Ohio  0.0%
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29  1,040,000 1,015
1,015
Pennsylvania  0.0%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  405,000 398
398
South Carolina  0.1%
South Carolina Public Service Auth., Series C, 5.784%, 12/1/41  2,000,000 2,000
2,000
Texas  0.0%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  1,820,000 1,381
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  1,155,000 965
Tarrant County Cultural Ed. Fac. Fin., Series A, 4.366%,
11/15/47  1,200,000 1,034
Texas Private Activity Bond Surface Transportation, North
Tarrant Express, Series B, 3.922%, 12/31/49  1,900,000 1,559
4,939

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Utah  0.0%
Utah Transit Auth., Series B, Build America, 5.937%, 6/15/39  900,000 942
942
Virginia  0.1%
Univ. of Virginia, Series B, 2.584%, 11/1/51  3,675,000 2,332
Virginia Public Building Auth., Series B-2, Build America, 5.90%,
8/1/30  695,000 712
3,044
Wisconsin  0.1%
PFA, Bayhealth Medical Center, Series B, 3.405%, 7/1/51  2,910,000 2,077
2,077
Total Municipal Securities (Cost $40,686) 36,646
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  2.1%
Angel Oak Mortgage Trust, Series 2020-6, Class A2, CMO,
ARM, 1.518%, 5/25/65 (1) 241,312 215
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO,
ARM, 0.909%, 1/25/66 (1) 844,878 713
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO,
ARM, 0.985%, 4/25/66 (1) 862,723 716
Angel Oak Mortgage Trust, Series 2023-3, Class A1, CMO,
STEP, 4.80%, 9/26/67 (1) 1,850,283 1,810
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51 (1) 865,101 754
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 7.603%, 11/15/34 (1) 605,000 12
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, 6.014%,
7/15/57  285,000 293
BIG Commercial Mortgage Trust, Series 2022-BIG, Class A,
ARM, 1M TSFR + 1.342%, 6.671%, 2/15/39 (1) 3,254,374 3,210
BMO Mortgage Trust, Series 2024-5C4, Class A3, ARM,
6.526%, 5/15/57  455,000 476
BMO Mortgage Trust, Series 2024-C9, Class A5, 5.759%,
7/15/57  3,295,000 3,394
BWAY Mortgage Trust, Series 2022-26BW, Class A, 3.402%,
2/10/44 (1) 2,025,000 1,607
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65A, ARM, 4.411%, 5/15/52 (1) 800,000 526
Chase Home Lending Mortgage Trust, Series 2023-RPL1,
Class A1, CMO, ARM, 3.50%, 6/25/62 (1) 2,721,608 2,445
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50 (1) 825,989 689

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cold Storage Trust, Series 2020-ICE5, Class A, ARM, 1M TSFR
+ 1.014%, 6.341%, 11/15/37 (1) 678,263 676
Cold Storage Trust, Series 2020-ICE5, Class B, ARM, 1M
TSFR + 1.414%, 6.741%, 11/15/37 (1) 2,118,345 2,110
Commercial Mortgage Trust, Series 2015-LC21, Class A4,
3.708%, 7/10/48  3,700,000 3,624
Commercial Mortgage Trust, Series 2017-PANW, Class A,
3.244%, 10/10/29 (1) 2,160,000 1,989
Connecticut Avenue Securities Trust, Series 2023-R04, Class
1M1, CMO, ARM, SOFR30A + 2.30%, 7.635%, 5/25/43 (1) 2,087,024 2,145
Connecticut Avenue Securities Trust, Series 2024-R04, Class
1A1, CMO, ARM, SOFR30A + 1.00%, 6.324%, 5/25/44 (1) 651,709 653
Cross Mortgage Trust, Series 2024-H4, Class A1, CMO, STEP,
6.147%, 7/25/69 (1) 390,000 390
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59 (1) 148,169 140
Ellington Financial Mortgage Trust, Series 2020-2, Class A1,
CMO, ARM, 1.178%, 10/25/65 (1) 630,877 565
Ellington Financial Mortgage Trust, Series 2021-2, Class A1,
CMO, ARM, 0.931%, 6/25/66 (1) 512,482 418
Extended Stay America Trust, Series 2021-ESH, Class B, ARM,
1M TSFR + 1.494%, 6.823%, 7/15/38 (1) 1,112,048 1,108
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K057, Class A1, 2.206%, 6/25/25  353,963 350
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K068, Class A1, 2.952%, 2/25/27  577,756 561
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K137, Class A2, ARM, 2.347%, 11/25/31  10,510,000 8,928
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K-150, Class A2, ARM, 3.71%, 9/25/32  4,580,000 4,240
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K-156, Class A2, ARM, 4.43%, 2/25/33  3,645,000 3,548
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K753, Class A2, 4.40%, 10/25/30  6,100,000 5,966
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, CMO,
ARM, 2.50%, 7/25/51 (1) 2,266,761 1,800
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 74,953 66
GS Mortgage Securities Trust, Series 2015-GC32, Class A4,
3.764%, 7/10/48  950,000 929
GS Mortgage Securities Trust, Series 2018-GS9, Class A4,
ARM, 3.992%, 3/10/51  1,250,000 1,160
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.921%, 10/25/50 (1) 272,978 227
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48  2,023,395 1,975

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-609M, Class A, ARM, 1M TSFR + 1.734%,
7.063%, 10/15/33 (1) 2,510,000 2,398
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-OPO, Class B, 3.377%, 1/5/39 (1) 760,000 634
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 508,354 450
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 588,926 522
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B,
ARM, 1M TSFR + 1.215%, 6.544%, 4/15/38 (1) 3,015,762 2,982
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B, ARM, 4.464%, 8/15/47  1,529,930 1,521
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class AS, ARM, 4.036%, 5/15/48  1,375,000 1,299
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class AS, 4.068%, 12/15/47  2,775,000 2,645
Morgan Stanley Capital I Trust, Series 2014-150E, Class A,
3.912%, 9/9/32 (1) 2,140,000 1,862
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-
2, Class A9, CMO, ARM, 2.50%, 5/25/51 (1) 460,495 361
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-
NQM1, Class A2, CMO, STEP, 7.53%, 9/25/68 (1) 394,238 401
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-
NQM2, Class A1, CMO, STEP, 6.386%, 5/25/69 (1) 949,077 955
New Residential Mortgage Loan Trust, Series 2022-INV1, Class
A4, CMO, ARM, 3.00%, 3/25/52 (1) 1,678,734 1,371
OBX Trust, Series 2019-EXP3, Class 1A9, CMO, ARM, 3.50%,
10/25/59 (1) 145,327 129
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M
TSFR + 1.214%, 6.56%, 10/25/59 (1) 51,143 51
OBX Trust, Series 2023-NQM9, Class A2, CMO, STEP,
7.513%, 10/25/63 (1) 100,630 102
OBX Trust, Series 2024-NQM7, Class A1, CMO, STEP,
6.243%, 3/25/64 (1) 1,938,104 1,946
OBX Trust, Series 2024-NQM9, Class A1, CMO, STEP, 6.03%,
1/25/64 (1) 2,735,000 2,735
Provident Funding Mortgage Trust, Series 2019-1, Class B1,
CMO, ARM, 3.189%, 12/25/49 (1) 1,239,254 1,024
PSMC Trust, Series 2021-2, Class A3, CMO, ARM, 2.50%,
5/25/51 (1) 1,866,533 1,624
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 6.72%, 5/15/39 (1) 1,060,000 1,055
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (1) 155,189 142

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SFO Commercial Mortgage Trust, Series 2021-555, Class B,
ARM, 1M TSFR + 1.614%, 6.943%, 5/15/38 (1) 1,560,000 1,435
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 12,139 12
Starwood Mortgage Residential Trust, Series 2019-INV1, Class
A3, CMO, ARM, 2.916%, 9/27/49 (1) 516,665 502
Starwood Mortgage Residential Trust, Series 2020-INV1, Class
A1, CMO, ARM, 1.027%, 11/25/55 (1) 261,044 242
Structured Agency Credit Risk Debt Notes, Series 2021-
DNA7, Class M1, CMO, ARM, SOFR30A + 0.85%, 6.185%,
11/25/41 (1) 1,050,495 1,050
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 6.585%, 5/25/44 (1) 971,259 975
Structured Agency Credit Risk Debt Notes, Series 2024-HQA1,
Class A1, CMO, ARM, SOFR30A + 1.25%, 6.585%, 3/25/44 (1) 2,349,141 2,356
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (1) 96,335 94
Towd Point Mortgage Trust, Series 2024-1, Class A1, CMO,
ARM, 4.374%, 3/25/64 (1) 2,396,638 2,389
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 6.91%, 6/15/39 (1) 170,000 168
Verus Securitization Trust, Series 2019-4, Class A1, CMO,
STEP, 3.642%, 11/25/59 (1) 204,591 199
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 3.692%, 11/25/59 (1) 384,830 374
Verus Securitization Trust, Series 2021-1, Class A1, CMO,
ARM, 0.815%, 1/25/66 (1) 388,784 342
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO,
STEP, 5.999%, 2/25/68 (1) 1,006,840 1,001
Verus Securitization Trust, Series 2024-INV1, Class A2, CMO,
STEP, 6.318%, 3/25/69 (1) 1,467,699 1,466
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $105,183) 99,242
PREFERRED STOCKS  0.1%
CONSUMER DISCRETIONARY  0.1%
Automobiles  0.1%
Dr. Ing . h.c . F. Porsche (EUR)  47,229 3,514
Total Consumer Discretionary 3,514
Total Preferred Stocks (Cost $4,035) 3,514

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  7.5%
U.S. Government Agency Obligations  5.8%
Federal Home Loan Mortgage
2.50%, 5/1/30  560,436 529
3.00%, 1/1/29 - 8/1/43  2,876,565 2,551
3.50%, 3/1/42 - 3/1/46  4,708,520 4,290
4.00%, 9/1/40 - 6/1/42  1,450,840 1,369
4.50%, 6/1/39 - 5/1/42  852,616 830
5.00%, 12/1/35 - 8/1/40  388,453 385
5.50%, 1/1/38 - 12/1/39  123,604 124
6.00%, 2/1/28 - 8/1/38  13,667 14
6.50%, 8/1/32  5,601 6
7.00%, 6/1/32  10,872 11
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 6.34%, 10/1/36  2,967 3
RFUCCT1Y + 1.726%, 6.012%, 7/1/35  14,370 15
RFUCCT1Y + 1.75%, 6.125%, 2/1/35  12,261 12
RFUCCT1Y + 1.917%, 6.291%, 2/1/37  12,488 13
RFUCCT1Y + 1.944%, 6.204%, 12/1/36  31,042 31
RFUCCT1Y + 2.031%, 6.276%, 11/1/36  19,916 20
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  760,102 654
2.00%, 8/1/36 - 5/1/52  21,388,418 17,069
2.50%, 3/1/42 - 5/1/52  26,745,822 22,045
3.00%, 11/1/34 - 9/1/52  6,239,178 5,353
3.50%, 6/1/33  225,790 217
4.00%, 12/1/49 - 2/1/50  1,641,792 1,520
4.50%, 9/1/37 - 11/1/52  2,952,196 2,787
5.00%, 10/1/51 - 5/1/53  3,241,503 3,141
5.50%, 8/1/53 - 2/1/54  3,009,790 2,975
6.50%, 1/1/54  320,550 327
Federal National Mortgage Assn.
3.50%, 6/1/42 - 1/1/44  1,978,214 1,811
4.00%, 11/1/40  565,276 537
4.50%, 7/1/40  409,608 390
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.553%, 5.803%, 7/1/35  8,479 8
RFUCCT1Y + 1.855%, 6.105%, 1/1/37  2,698 3
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  7,181,643 6,033
2.00%, 5/1/36 - 5/1/52  69,078,426 55,580
2.50%, 10/1/31 - 5/1/52  35,420,622 29,620

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
3.00%, 1/1/27 - 3/1/52  27,863,217 24,627
3.50%, 11/1/26 - 1/1/52  16,328,305 14,858
4.00%, 11/1/40 - 9/1/52  12,365,259 11,531
4.50%, 4/1/37 - 7/1/53  10,379,393 9,907
5.00%, 2/1/34 - 7/1/53  4,545,936 4,427
5.50%, 2/1/35 - 2/1/54  9,819,614 9,729
6.00%, 3/1/28 - 6/1/54  13,299,696 13,420
6.50%, 1/1/28 - 1/1/54  2,590,624 2,649
7.00%, 9/1/25 - 4/1/32  13,500 13
7.50%, 9/1/26  56 —
8.00%, 8/1/24 - 7/1/26  69 —
UMBS, TBA (11)
3.50%, 7/1/54  3,425,000 3,031
5.00%, 7/1/54  5,680,000 5,489
5.50%, 7/1/54  655,000 646
6.00%, 7/1/54  3,515,000 3,525
6.50%, 7/1/54  3,110,000 3,165
267,290
U.S. Government Obligations  1.7%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  781,435 664
2.00%, 1/1/51 - 3/20/52  18,053,781 14,618
2.50%, 8/20/50 - 1/20/52  18,555,996 15,599
3.00%, 9/15/42 - 6/20/52  14,133,009 12,369
3.50%, 9/15/41 - 1/20/49  8,922,556 8,140
4.00%, 2/15/41 - 10/20/52  8,695,425 8,106
4.50%, 6/15/39 - 4/1/53  6,045,967 5,809
5.00%, 12/20/34 - 6/20/49  3,919,229 3,888
5.50%, 2/20/34 - 3/20/49  1,180,622 1,195
6.00%, 8/20/34 - 4/15/36  48,339 50
6.50%, 3/15/26  143 —
7.50%, 9/15/25 - 9/15/26  1,096 —
8.00%, 11/15/24 - 11/15/25  1,794 2
8.50%, 6/20/25 - 6/20/26  920 1
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  131,347 117
3.50%, 10/20/50  1,010,000 828
Government National Mortgage Assn., TBA (11)
2.50%, 7/20/54  1,305,000 1,097
5.00%, 7/20/54  650,000 633
5.50%, 7/20/54  3,370,000 3,343
6.00%, 7/20/54  1,310,000 1,315

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
6.50%, 7/20/54  2,150,000 2,181
79,955
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $376,945) 347,245
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  7.9%
U.S. Treasury Obligations  7.9%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,715,000 1,054
U.S. Treasury Bonds, 1.375%, 8/15/50  2,415,000 1,235
U.S. Treasury Bonds, 1.75%, 8/15/41  4,815,000 3,179
U.S. Treasury Bonds, 1.875%, 2/15/51  8,550,000 4,991
U.S. Treasury Bonds, 2.00%, 2/15/50  24,845,000 15,086
U.S. Treasury Bonds, 2.00%, 8/15/51  6,795,000 4,081
U.S. Treasury Bonds, 2.25%, 2/15/52  4,225,000 2,691
U.S. Treasury Bonds, 2.375%, 5/15/51  3,665,000 2,413
U.S. Treasury Bonds, 2.50%, 2/15/46  2,975,000 2,096
U.S. Treasury Bonds, 2.75%, 8/15/47  16,080,000 11,713
U.S. Treasury Bonds, 2.875%, 8/15/45  4,185,000 3,177
U.S. Treasury Bonds, 3.00%, 11/15/44  3,200,000 2,498
U.S. Treasury Bonds, 3.00%, 5/15/45  10,640,000 8,268
U.S. Treasury Bonds, 3.00%, 11/15/45  11,185,000 8,658
U.S. Treasury Bonds, 3.00%, 2/15/47  1,150,000 881
U.S. Treasury Bonds, 3.00%, 2/15/48  2,000,000 1,522
U.S. Treasury Bonds, 3.00%, 8/15/48  3,905,000 2,963
U.S. Treasury Bonds, 3.00%, 8/15/52  1,565,000 1,177
U.S. Treasury Bonds, 3.375%, 8/15/42  1,755,000 1,482
U.S. Treasury Bonds, 3.625%, 2/15/53  1,320,000 1,123
U.S. Treasury Bonds, 3.625%, 5/15/53  15,630,000 13,303
U.S. Treasury Bonds, 3.875%, 2/15/43  1,500,000 1,356
U.S. Treasury Bonds, 3.875%, 5/15/43  4,035,000 3,641
U.S. Treasury Bonds, 4.00%, 11/15/52  3,985,000 3,630
U.S. Treasury Bonds, 4.25%, 2/15/54  4,025,000 3,833
U.S. Treasury Bonds, 4.50%, 2/15/44  2,925,000 2,870
U.S. Treasury Bonds, 4.75%, 11/15/53  9,170,000 9,481
U.S. Treasury Notes, 0.375%, 11/30/25  11,560,000 10,843
U.S. Treasury Notes, 0.625%, 5/15/30  16,700,000 13,496
U.S. Treasury Notes, 0.75%, 3/31/26 (12) 3,200,000 2,984
U.S. Treasury Notes, 0.75%, 8/31/26  5,640,000 5,187
U.S. Treasury Notes, 0.75%, 1/31/28  1,185,000 1,040
U.S. Treasury Notes, 0.875%, 6/30/26  19,210,000 17,820
U.S. Treasury Notes, 0.875%, 11/15/30  5,770,000 4,666
U.S. Treasury Notes, 1.125%, 2/15/31  7,555,000 6,177

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 1.875%, 2/28/27  24,230,000 22,602
U.S. Treasury Notes, 1.875%, 2/15/32  7,175,000 6,023
U.S. Treasury Notes, 2.25%, 8/15/27  27,540,000 25,733
U.S. Treasury Notes, 2.75%, 8/15/32  16,360,000 14,558
U.S. Treasury Notes, 2.875%, 5/15/32  2,930,000 2,640
U.S. Treasury Notes, 3.625%, 5/31/28 (12) 29,365,000 28,530
U.S. Treasury Notes, 4.00%, 2/29/28  4,225,000 4,160
U.S. Treasury Notes, 4.00%, 6/30/28  8,590,000 8,458
U.S. Treasury Notes, 4.00%, 2/15/34  16,380,000 15,904
U.S. Treasury Notes, 4.125%, 9/30/27  8,000,000 7,910
U.S. Treasury Notes, 4.125%, 10/31/27  19,030,000 18,816
U.S. Treasury Notes, 4.25%, 2/28/29  11,945,000 11,893
U.S. Treasury Notes, 4.50%, 5/31/29  11,100,000 11,176
U.S. Treasury Notes, 4.50%, 11/15/33  6,450,000 6,510
365,528
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $414,639) 365,528
SHORT-TERM INVESTMENTS  1.5%
Money Market Funds  1.5%
T. Rowe Price Treasury Reserve Fund, 5.37% (2)(13) 70,406,180 70,406
Total Short-Term Investments (Cost $70,406) 70,406
SECURITIES LENDING COLLATERAL  0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.38% (2)(13) 24,419,484 24,419
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 24,419

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.38% (2)(13) 11,665,533 11,666
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 11,666
Total Securities Lending Collateral (Cost $36,085) 36,085
Total Investments in Securities
101.1% of Net Assets
(Cost $3,304,319) $ 4,674,683
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $176,712 and represents 3.8% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) See Note 4. All or a portion of this security is on loan at June 30, 2024.
(5) Non-income producing
(6) See Note 2. Level 3 in fair value hierarchy.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,217 and represents 0.0% of net assets.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Insured by Assured Guaranty Municipal Corporation
(11) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $24,425 and represents 0.5% of net assets.

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
(12) At June 30, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(13) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PFA Public Finance Authority/Agency
PIK Payment-in-kind
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Balanced Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S41, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/28 25,000 535 531 4
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 27,500 572 592 (20)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (16)
Total Centrally Cleared Swaps (16)
Net payments (receipts) of variation margin to date 11
Variation margin receivable (payable) on centrally cleared swaps $ (5)

T. ROWE PRICE Balanced Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 547 U.S. Treasury Notes five year contracts 9/24 58,298 $ 282
Long, 31 U.S. Treasury Notes ten year contracts 9/24 3,410 30
Long, 87 U.S. Treasury Notes two year contracts 9/24 17,767 48
Net payments (receipts) of variation margin to date (394)
Variation margin receivable (payable) on open futures contracts $ (34)

T. ROWE PRICE Balanced Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, 6.97%  $ — $ 179 $ 1
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 7.09%  — (2,320) 6,838
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 6.89%  — 207 34
T. Rowe Price Real Assets Fund - I Class  — 3,348 —
T. Rowe Price Government Reserve Fund,
5.38% — — —++
T. Rowe Price Treasury Reserve Fund, 5.37% — — 2,050
Totals $ —# $ 1,414 $ 8,923+

T. ROWE PRICE Balanced Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
T. Rowe Price Inflation
Protected Bond Fund - I Class,
6.97%  $ 15 $ 22,001 $ — $ 22,195
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 7.09%  203,169 9,700 — 210,549
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 6.89%  111 10,524 — 10,842
T. Rowe Price Real Assets
Fund - I Class  179,767 12,249 — 195,364
T. Rowe Price Government
Reserve Fund, 5.38% 47,322  ¤  ¤ 36,085
T. Rowe Price Treasury
Reserve Fund, 5.37% 62,473  ¤  ¤ 70,406
Total $ 545,441^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $8,923 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $538,794.

T. ROWE PRICE Balanced Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $3,304,319) $ 4,674,683
Receivable for investment securities sold 18,647
Interest and dividends receivable 12,097
Receivable for shares sold 2,916
Foreign currency (cost $1,539) 1,535
Cash 21
Other assets 5,630
Total assets 4,715,529
Liabilities
Payable for investment securities purchased 49,686
Obligation to return securities lending collateral 36,085
Payable for shares redeemed 2,248
Investment management fees payable 1,456
Due to affiliates 210
Variation margin payable on futures contracts 34
Variation margin payable on centrally cleared swaps 5
Payable to directors 4
Other liabilities 248
Total liabilities 89,976
NET ASSETS $ 4,625,553

T. ROWE PRICE Balanced Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 1,500,592
Paid-in capital applicable to 171,574,478 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 3,124,961
NET ASSETS $ 4,625,553
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $2,588,145; Shares outstanding: 95,970,770) $ 26.97
I Class
(Net assets: $2,037,408; Shares outstanding: 75,603,708) $ 26.95

T. ROWE PRICE Balanced Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $2,001) $ 36,617
    Interest 24,265
Securities lending 104
Other 4
Total income 60,990
Expenses
Investment management 9,767
Shareholder servicing
Investor Class $ 1,909
I Class 192 2,101
Prospectus and shareholder reports
Investor Class 19
I Class 4 23
Custody and accounting 217
Legal and audit 43
Registration 42
Directors 7
Miscellaneous 29
Waived / paid by Price Associates (1,121)
Total expenses 11,108
Net investment income 49,882

T. ROWE PRICE Balanced Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 161,848
Futures (274)
Swaps 77
Foreign currency transactions (58)
Net realized gain 161,593
Change in net unrealized gain / loss
Securities 143,288
Futures (1,439)
Swaps (16)
Other assets and liabilities denominated in foreign currencies (281)
Change in net unrealized gain / loss 141,552
Net realized and unrealized gain / loss 303,145
INCREASE IN NET ASSETS FROM OPERATIONS $ 353,027

T. ROWE PRICE Balanced Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 49,882 $ 91,856
Net realized gain 161,593 138,160
Change in net unrealized gain / loss 141,552 459,323
Increase in net assets from operations 353,027 689,339
Distributions to shareholders
Net earnings
Investor Class (27,735) (94,011)
I Class (23,158) (72,647)
Decrease in net assets from distributions (50,893) (166,658)
Capital share transactions
*
Shares sold
Investor Class 164,147 250,084
I Class 155,902 180,759
Distributions reinvested
Investor Class 26,684 90,614
I Class 22,209 69,982
Shares redeemed
Investor Class (262,594) (469,857)
I Class (162,046) (251,684)
Decrease in net assets from capital share
transactions (55,698) (130,102)
Net Assets
Increase during period 246,436 392,579
Beginning of period 4,379,117 3,986,538
End of period $ 4,625,553 $ 4,379,117
*Share information (000s)
Shares sold
Investor Class 6,299 10,489
I Class 5,964 7,582
Distributions reinvested
Investor Class 996 3,702
I Class 830 2,862
Shares redeemed
Investor Class (10,052) (19,757)
I Class (6,179) (10,600)
Decrease in shares outstanding (2,142) (5,722)

T. ROWE PRICE Balanced Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-
income securities. The fund has two classes of shares: the Balanced Fund
(Investor Class) and the Balanced Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes;
and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of

T. ROWE PRICE Balanced Fund

capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Balanced Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Balanced Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing

T. ROWE PRICE Balanced Fund

service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Balanced Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,290,956 $ — $ 1,290,956
Bond Mutual Funds 243,586 — — 243,586
Common Stocks 2,053,145 779,410 972 2,833,527
Convertible Preferred Stocks — — 1,245 1,245
Equity Mutual Funds 195,364 — — 195,364
Preferred Stocks — 3,514 — 3,514
Short-Term Investments 70,406 — — 70,406
Securities Lending Collateral 36,085 — — 36,085
Total Securities 2,598,586 2,073,880 2,217 4,674,683
Swaps* — 4 — 4
Futures Contracts* 360 — — 360
Total $ 2,598,946 $ 2,073,884 $ 2,217 $ 4,675,047
Liabilities
Swaps* $ — $ 20 $ — $ 20
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Balanced Fund

or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Balanced Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 360
Credit derivatives Centrally Cleared Swaps 4
*
Total $ 364
*
Liabilities
Credit derivatives Centrally Cleared Swaps $ 20
Total $ 20
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (274) $ — $ (274)
Credit derivatives — 77 77
Total $ (274) $ 77 $ (197)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (1,439) $ — $ (1,439)
Credit derivatives — (16) (16)
Total $ (1,439) $ (16) $ (1,455)

T. ROWE PRICE Balanced Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of June 30, 2024, securities valued at $1,849,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is

T. ROWE PRICE Balanced Fund

closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 1% and 2% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults

T. ROWE PRICE Balanced Fund

and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of June 30, 2024, the notional amount of protection sold by the fund totaled $52,500,000 (1.1% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and
2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems

T. ROWE PRICE Balanced Fund

that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations  The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price,

T. ROWE PRICE Balanced Fund

with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of June 30, 2024, no collateral had been posted by the fund to counterparties for MSFTA Transactions. Collateral pledged by counterparties to the fund for
MSFTA Transactions consisted of $105,000 cash and securities valued at
$15,000 as of June 30, 2024.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested

T. ROWE PRICE Balanced Fund

collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
June 30, 2024, the value of loaned securities was $33,060,000; the value of cash collateral and related investments was $36,085,000.
Other Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $574,629,000 and $640,724,000, respectively, for the six months ended June 30, 2024. Purchases and sales of U.S. government securities aggregated $377,716,000 and $361,700,000, respectively, for the six months ended June 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $3,349,363,000. Net unrealized gain aggregated $1,326,786,000 at period-end, of which $1,552,547,000 related to appreciated investments and $225,761,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset

T. ROWE PRICE Balanced Fund

capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2024, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class's ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class's net assets grow or expenses decline sufficiently to allow repayment without causing the class's net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)

T. ROWE PRICE Balanced Fund

the expense limitation in place at the time such amounts were waived; or (2)
the class's current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended June 30,
2024, expenses incurred pursuant to these service agreements were $61,000 for Price Associates; $946,000 for T. Rowe Price Services, Inc.; and $430,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class I Class
Expense limitation/I Class Limit 0.79% 0.05%
Repayment date 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Balanced Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the six months ended
June 30, 2024, are as follows:

T. ROWE PRICE Balanced Fund

Total management fee waived was allocated ratably in the amounts of $630,000 and $491,000 for the Investor Class and I Class, respectively, for the six months ended June 30, 2024.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 8 - INTERFUND LENDING PROGRAM
Price Associates has developed and manages an interfund lending program that provides temporary liquidity to the T. Rowe Price-sponsored mutual funds.
The program permits the borrowing and lending of cash between the fund and other T. Rowe Price-sponsored mutual funds at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, the fund may lend up to 15% of its net assets, and no more than 5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the six months ended June 30, 2024, the fund earned $2,000 in interest income related to loans made to other funds on one day in the average amount of $11,400,000 and at an average annual rate of 6.93%. At June 30, 2024, there were no loans outstanding.
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Inflation Protected Bond Fund - I
Class 0.17% $ 3
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 509
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class 0.25% 15
T. Rowe Price Real Assets Fund - I Class 0.64% 594
Total Management Fee Waived $ 1,121

T. ROWE PRICE Balanced Fund

NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Balanced Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (March Meeting), the Board, including all of the fund’s independent directors present in person at the March Meeting, approved the continuation of the fund’s Advisory Contract. At the March Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the March Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the
March Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE Balanced Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the March Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the March Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the March Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Balanced Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Balanced Fund

fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The peer groups constructed by Broadridge consisted of mixed-asset target allocation growth funds and the information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense
Universe), and the fund’s total expenses ranked in the second quintile (Expense
Group) and first quintile (Expense Universe). At the request of the Adviser,
Broadridge also constructed peer groups consisting of balanced funds and the information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the second quintile (Expense Group) and first quintile (Expense
Universe), and the fund’s total expenses ranked in the second quintile (Expense
Group) and first quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Balanced Fund

mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Balanced Fund

APPROVAL OF NEW SUBADVISORY AGREEMENT
Prior to the March Meeting, at a meeting held on February 5, 2024 (February
Meeting), the fund’s Board considered the initial approval of an investment subadvisory agreement (Subadvisory Contract) that the Adviser entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. The
Subadvisory Contract authorizes the Subadviser to have investment discretion with respect to all or a portion of the fund’s portfolio. The Board noted that the
Subadvisory Contract will be substantially similar to other subadvisory agreements that are in place for other T. Rowe Price funds that delegate investment management responsibilities to affiliated investment advisers and that the Adviser will retain oversight responsibilities with respect to the fund. The Board also noted
that the new subadvisory arrangement will not change the total advisory fees paid by the fund. However, under the Subadvisory Contract, the Adviser may pay the
Subadviser up to 60% of the advisory fees that the Adviser receives from the fund.
At the February Meeting, the Board reviewed materials relevant to its consideration of the proposed Subadvisory Contract. The factors considered by the Board at the February Meeting in connection with approval of the proposed Subadvisory
Contract were substantially similar to the factors considered at the March Meeting in connection with the approval to continue the Advisory Contract. The independent directors were assisted in their evaluation of the Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
Following discussion at the February Meeting, the Board, including all of the fund’s independent directors present in person at the February Meeting, approved the
Subadvisory Contract between the Adviser and Subadviser on behalf of the fund.
No single factor was considered in isolation or to be determinative to the decision.
Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the
Board to approve the Subadvisory Contract, effective April 1, 2024.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F68-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Balanced Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024